Adoption of Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2018
New Accounting Pronouncements And Changes In Accounting Principles [Abstract]
Schedule of Effect of Adoption by Segment on Consolidated Financial Statements

The cumulative effect of the changes made to the Company’s consolidated January 1, 2018 balance sheet for the adoption of ASU 2016-16 and ASU 2014-09 were as follows:

			Adjustments arising from implementation of ASU 2014-09
	Balances as at December 31, 2017	ASU 2016-16	Licensing	Intelligent Systems	Balances as at January 1, 2018
Assets
Unbilled revenue	$3,045	$-	$6,376	$(565)	$8,856
Deferred income tax assets	20,195	2,949	-	150	23,294

Liabilities
Deferred income tax liabilities	7,291	-	1,689	-	8,980

Equity
Deficit	(206,939)	2,949	4,687	(415)	(199,718)

The following tables disclose the impact of adoption, by segment, on the Company’s consolidated statement of operations for the twelve months ended December 31, 2018:

	For the year ended December 31, 2018
		Adjustments arising from implementation of ASU 2014-09
	As reported	Licensing	Intelligent Systems	Balances without ASU 2014-09
Revenues
License	$23,544	$5,563	$-	$29,107
Systems	29,252	-	(272)	28,980
Services	2,629	-	-	2,629
Recurring	21,976	230	141	22,347

Costs and expenses
Deferred income tax expense (recovery)	(8,345)	1,535	(34)	(6,844)

Net loss	(49,120)	4,258	(97)	(44,959)

The following table discloses the impact of adoption, by segment, on the Company’s consolidated balance sheet as at December 31, 2018:

		Adjustments arising from implementation of ASU 2014-09
	As reported	Licensing	Intelligent Systems	Balances without ASU 2014-09
Assets
Unbilled revenue	$3,990	$(584)	$433	$3,839
Deferred income tax assets	27,141	-	(115)	$27,026

Liabilities
Deferred income tax liabilities	4,337	(155)	-	4,182

Equity
Deficit	(253,443)	(429)	318	(253,554)